SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Contract Balances (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in the Group's contract liabilities (advances from customers and deferred revenue)
Contract liabilities, beginning balance	¥ 73,901,130	¥ 60,718,426
Cash received in advance, excluding VAT	2,118,016,702	2,852,443,422
Revenue recognized from opening balance of contract liabilities	(62,471,630)	(50,024,734)
Revenue recognized from contract liabilities arising during current year	(2,055,218,506)	(2,789,235,984)
Contract liabilities, ending balance	¥ 74,227,696	¥ 73,901,130